Victory RS Investors Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.71%	11.18%	10.46%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.29%	11.08%	9.44%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.72%)	9.29%	7.60%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.91%	8.47%	7.11%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.68%	11.58%	9.45% [1]
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	6.71%	12.72%	10.40%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.